Investment Objectives and Goals	Dec. 30, 2025
American Funds College 2042 Fund | American Funds College 2042 Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds College 2042 Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College 2039 Fund | American Funds College 2039 Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds College 2039 Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College 2036 Fund | American Funds College 2036 Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds College 2036 Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College 2033 Fund | American Funds College 2033 Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds College 2033 Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College 2030 Fund | American Funds College 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds College 2030 Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College 2027 Fund | American Funds College 2027 Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds College 2027 Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund | American Funds College Enrollment Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds College Enrollment Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income, consistent with preservation of capital.